SHAREHOLDERS' EQUITY (Summary Of Stock Options Granted) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Number of awards
Granted	20,000,000
Stock Option [Member]
Number of awards
Outstanding at beginning of year	5,186,446
Granted	155,000
Exercised	(88,115)
Forfeited or expired	(673,118)
Outstanding at end of the period	4,580,213
Options exercisable at end of the period	2,156,147
Vested and expected to vest	4,156,424
Weighted average exercise price
Outstanding at beginning of year	$ 3.4
Granted	1.8
Exercised	1.29
Forfeited or expired	5.43
Outstanding at end of the period	3.09
Options exercisable at end of the period	2.9
Vested and expected to vest	$ 3.08
Weighted average remaining contractual term (in years)
Outstanding at end of the period	3 years 9 months 10 days	4 years 3 days
Options exercisable at end of the period	2 years 7 months 17 days
Vested and expected to vest	3 years 7 months 28 days
Aggregate intrinsic value
Outstanding at beginning of year	$ 534
Outstanding at end of the period	472
Options exercisable at end of the period	250
Vested and expected to vest	$ 418